Pensions and other post-retirement benefits - Amounts recognized in consolidated statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ 715	£ (953)	£ (218)
Liabilities	(1,032)	(2,802)	(1,785)
Assets	1,747	1,849	1,567
Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(23,283)	(24,281)	(24,609)
Fair value of plan assets	24,388	23,748	24,793
Funding surplus/(deficit)	1,105	(533)	184
Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(324)	(345)	(330)
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	(66)	(75)	(72)
UK | Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	14,680	14,364	15,507
Funding surplus/(deficit)	1,035	1,520	1,231
Other post-employment liabilities	0	0	0
Liabilities	(74)	(69)	(76)
Assets	1,109	1,589	1,307
UK | Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(13,571)	(12,775)	(14,200)
Fair value of plan assets	14,680	14,364	15,507
Funding surplus/(deficit)	1,109	1,589	1,307
UK | Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(74)	(69)	(76)
US | Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	6,909	6,972	6,646
Funding surplus/(deficit)	(22)	(1,113)	(509)
Other post-employment liabilities	0	0	0
Liabilities	(393)	(1,373)	(769)
Assets	371	260	260
US | Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(6,681)	(7,809)	(6,901)
Fair value of plan assets	6,909	6,972	6,646
Funding surplus/(deficit)	228	(837)	(255)
US | Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(250)	(276)	(254)
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Fair value of plan assets	2,799	2,412	2,640
Funding surplus/(deficit)	(298)	(1,360)	(940)
Other post-employment liabilities	(66)	(75)	(72)
Liabilities	(565)	(1,360)	(940)
Assets	267	0	0
US | Other post-retirement benefits | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(3,031)	(3,697)	(3,508)
Fair value of plan assets	2,799	2,412	2,640
Funding surplus/(deficit)	(232)	(1,285)	(868)
US | Other post-retirement benefits | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	£ 0	£ 0	£ 0